Short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified								12 Months Ended						12 Months Ended										12 Months Ended					12 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum	Mar. 31, 2013 Amsterdam Trade Bank N.V. Credit facility agreement Luxoft USA	Dec. 30, 2011 Amsterdam Trade Bank N.V. Credit facility agreement Luxoft USA	Jul. 16, 2010 Amsterdam Trade Bank N.V. Credit facility agreement Luxoft USA	Mar. 31, 2014 Amsterdam Trade Bank N.V. Credit facility agreement Luxoft USA LIBOR	Mar. 31, 2014 Amsterdam Trade Bank N.V. Credit facility agreement Minimum Luxoft USA LIBOR	Mar. 31, 2014 Amsterdam Trade Bank N.V. Credit facility agreement Maximum Luxoft USA LIBOR	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries	Mar. 31, 2013 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries	Nov. 28, 2012 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries LIBOR	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries EURIBOR	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Luxoft International Ltd. and subsidiaries PLNWIBOR	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Minimum Luxoft International Ltd. and subsidiaries	Mar. 31, 2014 Deutsche Bank AG, London Branch Recourse receivable purchase facility agreement Maximum Luxoft International Ltd. and subsidiaries	Mar. 31, 2014 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement	Nov. 27, 2013 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement	Jun. 25, 2013 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement	Mar. 31, 2013 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement	Jan. 15, 2013 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement	Mar. 31, 2014 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement LIBOR	Mar. 31, 2014 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement Minimum	Mar. 31, 2014 BNP Paribas Dublin Branch Uncommitted receivables purchase agreement Maximum	Mar. 31, 2014 Citibank Europe PLC Uncommitted Pre and Post-Shipment Advances Facility Agreement Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH	Nov. 20, 2013 Citibank Europe PLC Uncommitted Pre and Post-Shipment Advances Facility Agreement Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH	Mar. 31, 2014 Citibank Europe PLC Pre-Shipment Advance Facility Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH LIBOR	Mar. 31, 2014 Citibank Europe PLC Post-Shipment Advance Facility Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH	Mar. 31, 2014 Citibank Europe PLC Post-Shipment Advance Facility Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH LIBOR	Mar. 31, 2014 Other	Mar. 31, 2013 Other	Mar. 31, 2014 Citibank, N.A. Credit facility agreement Luxoft USA	Feb. 20, 2014 Citibank, N.A. Credit facility agreement Luxoft USA	Mar. 31, 2014 Citibank, N.A. Credit facility agreement Luxoft USA LIBOR	Mar. 31, 2014 ZAO Citibank Overdraft Luxoft Professional Romania SRL	Nov. 12, 2013 ZAO Citibank Overdraft Luxoft Professional Romania SRL	Mar. 31, 2014 ZAO Citibank Overdraft Luxoft Professional Romania SRL LIBOR (1M)
Short-term borrowings
Total	$ 20,476	$ 16,576			$ 12,430						$ 9,082	$ 3,149							$ 8,034			$ 812								$ 2,414		$ 348	$ 185	$ 0			$ 598
Interest rate (as a percent)			2.20%	4.20%
Maximum borrowings capacity						$ 18,000	$ 10,000						$ 15,000							$ 25,000	$ 25,000		$ 10,000					$ 5,000							$ 5,500			$ 1,000
Variable rate basis								LIBOR						LIBOR	EURIBOR	PLNWIBOR								LIBOR					LIBOR		LIBOR					LIBOR			LIBOR (1M)
Margin on variable rate basis (as a percent)									4.50%	5.50%				4.00%	4.00%	4.00%								3.00%					2.00%		1.25%					1.25%			2.00%
Purchase term																	30 days	60 days							30 days	60 days
Period until which the agreement remains in full effect after receipt of written notice of termination																											30 days